March 22, 2000

              DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

                           SUPPLEMENT TO PROSPECTUS

                             DATED OCTOBER 1, 1999

      Effective March 22, 2000, Dreyfus Service Corporation became the fund's distributor and entitled to receive all fees payable by the fund under its Rule 12b-1 Plan.

                                                                     705s0300-2



                                                                  March 22, 2000

               DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 1, 1999


1. The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund", "Management of the Fund" and "Management Arrangements":

         Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Fund - Officers of the Fund":

                  Stephen E. Canter, President
                  Mark N. Jacobs, Vice President
                  Joseph Connolly, Vice President and Treasurer
                  John B. Hammalian, Secretary
                  Steven F. Newman, Assistant, Secretary
                  Michael A. Rosenberg, Assistant Secretary
                  Gregory Gruber, Assistant Treasurer

         The address of each Fund officer is 200 Park Avenue, New York, NY
10166.

 3. The following information supplements and replaces all contrary information contained in the section of the SAI entitled "Service Plans":

         Coincident with the transfer of distribution responsibilities from Premier to DSC, the Fund's Board adopted amendments to the Fund's Service Plan solely to reflect DSC as distributor, and to make other non-material amendments to update the Plan. There was no change to the amount payable under the Plan or to any other material terms to the Plan. The Amended Plan provides that DSC is entitled to reimbursement for distributing Fund shares and to receive payments for advertising and marketing related to Fund shares and for servicing shareholder accounts.